Share Based Awards, Restricted Stock and Restricted Stock Units ("RSUs") - Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity (Detail) - $ / shares			9 Months Ended	12 Months Ended
	Sep. 24, 2015	Aug. 21, 2014	Sep. 30, 2015	Dec. 31, 2014
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and RSUs non-vested at beginning of period			168,750	0
Restricted stock and RSUs granted		346,875	150,000	346,875
Restricted stock and RSUs vested			(206,250)	(178,125)
Restricted stock and RSUs forfeited			0	0
Restricted stock and RSUs non-vested at end of period			112,500	168,750
Restricted stock and RSUs non-vested at beginning of period			$ 10.40	$ 0
Restricted stock and RSUs granted			0	10.40
Restricted stock and RSUs vested			10.40	10.40
Restricted stock and RSUs forfeited			0	0
Restricted stock and RSUs non-vested at end of period			$ 10.40	$ 10.40
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and RSUs non-vested at beginning of period			199,584	0
Restricted stock and RSUs granted		121,875	698,522	422,980
Restricted stock and RSUs vested			(590,502)	(223,396)
Restricted stock and RSUs forfeited	(50,000)		(50,000)	0
Restricted stock and RSUs non-vested at end of period			257,604	199,584
Restricted stock and RSUs non-vested at beginning of period			$ 10.70	$ 0
Restricted stock and RSUs granted				10.84
Restricted stock and RSUs vested				11.19
Restricted stock and RSUs forfeited				0
Restricted stock and RSUs non-vested at end of period				$ 10.70
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and RSUs granted			0.51
Restricted stock and RSUs vested			0.51
Restricted stock and RSUs non-vested at end of period			0.51
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and RSUs granted			6.07
Restricted stock and RSUs vested			6.07
Restricted stock and RSUs non-vested at end of period			$ 10.70